STOCK-BASED COMPENSATION - Stock Options Outstanding (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 $12.00 - $12.00	Dec. 31, 2012 $15.00 - $15.00	Dec. 31, 2012 $22.69 - $22.69	Dec. 31, 2012 $26.68 - $26.68	Dec. 31, 2012 $12.00 - $26.68
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Outstanding - Options Outstanding	107	178	240	35	36	18	18	107
Weighted Average Remaining Contractual Life - Options Outstanding				6 years 6 months	6 years 6 months	6 years 6 months	6 years 6 months	6 years 6 months
Weighted Average Exercise Price - Options Outstanding	$ 17.23	$ 17.23	$ 17.23	$ 12.00	$ 15.00	$ 22.69	$ 26.68	$ 17.23
Number of Shares Outstanding - Options Exercisable	77	88		25	26	13	13	77
Weighted Average Exercise Price - Options Exercisable	$ 17.23	$ 17.23		$ 12.00	$ 15.00	$ 22.69	$ 26.68	$ 17.23
Range of exercise prices, Minimum				$ 12.00	$ 15.00	$ 22.69	$ 26.68	$ 12.00
Range of exercise prices, Maximum				$ 12.00	$ 15.00	$ 22.69	$ 26.68	$ 26.68